Selling Expenses - Summary Of Selling Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of selling expenses [line items]
Depreciation and amortisation	€ 6,526	€ 8,639	€ 8,356
Commissions to sales representatives	5,327	5,861	7,318
Advertising expenses	5,986	5,936	6,193
Covid-19 rent concessions			(635)
Total	90,229	91,373	124,924
Selling expenses [member]
Disclosure of selling expenses [line items]
Shipping and handling costs	24,767	26,325	55,912
Labour costs	26,027	25,971	24,615
Depreciation and amortisation	12,450	12,369	11,832
Customs duties	4,568	5,473	7,929
Commissions to sales representatives	5,327	5,861	7,318
Advertising expenses	5,986	5,936	6,193
Utilities	4,271	3,960	3,675
Fairs	638	596	1,050
Other insurance costs	1,047	1,042	1,034
Impairment of non-financial assets	441	3	890
Leases	1,271	1,627	785
Promotions	512	632	661
Advisory services	329	528	611
Insurance costs on trade receivables	175	312	567
Samples	494	505	546
Other	1,926	233	1,941
Covid-19 rent concessions			(635)
Total	€ 90,229	€ 91,373	€ 124,924